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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22680

Ultimus Managers Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Frank L. Newbauer, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2018

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

MEEHAN FOCUS FUND

SCHEDULE OF INVESTMENTS

January 31, 2018 (Unaudited)

COMMON STOCKS - 92.4%	Shares	Value
Consumer Discretionary - 18.5%
Auto Components - 0.4%
Adient plc	4,429	$286,999

Automobiles - 3.0%
General Motors Company	50,000	2,120,500

Internet & Direct Marketing Retail - 2.3%
Priceline Group, Inc. (The) (a)	875	1,673,044

Media - 4.1%
Time Warner, Inc.	16,000	1,525,600
Walt Disney Company (The)	13,000	1,412,710
		2,938,310

Specialty Retail - 8.7%
Lowe's Companies, Inc.	50,000	5,236,500
Williams-Sonoma, Inc.	19,000	973,370
		6,209,870

Consumer Staples - 0.9%
Food Products - 0.9%
Nestlé S.A. - ADR	7,500	648,000

Financials - 19.0%
Banks - 5.5%
PNC Financial Services Group, Inc. (The)	25,000	3,950,500

Capital Markets - 5.5%
Affiliated Managers Group, Inc.	12,800	2,555,264
BlackRock, Inc.	2,500	1,404,500
		3,959,764

Consumer Finance - 1.2%
Capital One Financial Corporation	8,150	847,274

Diversified Financial Services - 6.8%
Berkshire Hathaway, Inc. - Class B (a)	22,700	4,866,426

MEEHAN FOCUS FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.4% (Continued)	Shares	Value
Health Care - 12.1%
Health Care Providers & Services - 5.9%
Anthem, Inc.	10,000	$2,478,500
Express Scripts Holding Company (a)	22,000	1,741,960
		4,220,460

Pharmaceuticals - 6.2%
Johnson & Johnson	7,000	967,330
Merck & Company, Inc.	25,000	1,481,250
Novartis AG - ADR	22,000	1,981,320
		4,429,900

Industrials - 17.6%
Aerospace & Defense - 3.6%
Boeing Company (The)	7,250	2,569,183

Air Freight & Logistics - 1.6%
United Parcel Service, Inc. - Class B	9,000	1,145,880

Airlines - 2.1%
Southwest Airlines Company	25,000	1,520,000

Building Products - 2.4%
Johnson Controls International plc	44,292	1,733,146

Industrial Conglomerates - 2.8%
3M Company	8,000	2,004,000

Trading Companies & Distributors - 5.1%
United Rentals, Inc. (a)	20,000	3,622,199

Information Technology - 22.1%
Internet Software & Services - 5.9%
Alphabet, Inc. - Class A (a)	1,600	1,891,552
Alphabet, Inc. - Class C (a)	2,003	2,343,390
		4,234,942
IT Services - 3.6%
First Data Corporation - Class A (a)	52,000	920,400

MEEHAN FOCUS FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.4% (Continued)	Shares	Value
Information Technology - 22.1% (Continued)
IT Services - 3.6% (Continued)
Visa, Inc. - Class A	13,000	$1,614,990
		2,535,390

Software - 7.3%
Microsoft Corporation	55,000	5,225,551

Technology Hardware, Storage & Peripherals - 5.3%
Apple, Inc.	22,800	3,817,404

Materials - 2.2%
Chemicals - 2.2%
Eastman Chemical Company	16,000	1,586,880

Total Common Stocks (Cost $31,533,000)		$66,145,622

EXCHANGE-TRADED FUNDS - 6.1%	Shares	Value
iShares Core MSCI Emerging Markets ETF	33,000	$2,027,520
iShares MSCI Eurozone ETF	50,000	2,321,000
Total Exchange-Traded Funds (Cost $3,517,934)		$4,348,520

MEEHAN FOCUS FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.5%	Shares	Value
Invesco STIT Government & Agency Portfolio - Institutional Class, 1.24% (b) (Cost $1,104,653)	1,104,653	$1,104,653

Total Investments at Value - 100.0% (Cost $36,155,587)		$71,598,795

Other Assets in Excess of Liabilities - 0.0% (c)		8,461

Net Assets – 100.0%		$71,607,256

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of January 31, 2018.

(c)	Percentage rounds to less than 0.1%

See accompanying notes to Schedule of Investments

MEEHAN FOCUS FUND

NOTES TO SCHEDULE OF INVESTMENTS

January 31, 2018 (Unaudited)

1.	Securities Valuation

Meehan Focus Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its listed securities, including common stocks, on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted closing mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of Ultimus Managers Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosures purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2018:

	Level 1	Level 2	Level 3	Total

Common Stocks	$66,145,622	$-	$-	$66,145,622
Exchange-Traded Funds	4,348,520	-	-	4,348,520
Money Market Funds	1,104,653	-	-	1,104,653
Total	$71,598,795	$-	$-	$71,598,795

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. As of January 31, 2018, the Fund did not have any transfers between Levels. In addition, the Fund did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of January 31, 2018. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

MEEHAN FOCUS FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

2.	Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of January 31, 2018:

Tax cost of portfolio investments	$36,155,587

Gross unrealized appreciation	$35,555,047
Gross unrealized depreciation	(111,839)

Net unrealized appreciation	$35,443,208

STRALEM EQUITY FUND

SCHEDULE OF INVESTMENTS

January 31, 2018 (Unaudited)

COMMON STOCKS - 95.6%	Shares	Value
Consumer Discretionary - 10.2%
Auto Components - 3.4%
Aptiv plc	51,050	$4,843,624

Hotels, Restaurants & Leisure - 3.1%
Starbucks Corporation	77,400	4,397,094

Specialty Retail - 3.7%
Lowe's Companies, Inc.	51,100	5,351,703

Consumer Staples - 6.2%
Food Products - 3.3%
Mondelēz International, Inc. - Class A	107,200	4,759,680

Tobacco - 2.9%
Philip Morris International, Inc.	38,900	4,171,247

Energy - 6.2%
Oil, Gas & Consumable Fuels - 6.2%
Chevron Corporation	23,800	2,983,330
EOG Resources, Inc.	27,600	3,174,000
Kinder Morgan, Inc.	148,400	2,668,232
		8,825,562

Financials - 5.3%
Diversified Financial Services - 3.2%
Intercontinental Exchange, Inc.	62,000	4,578,080

Insurance - 2.1%
Chubb Ltd.	18,900	2,951,235

Health Care - 28.5%
Biotechnology - 8.0%
AbbVie, Inc.	41,700	4,679,574
Alexion Pharmaceuticals, Inc. (a)	29,250	3,490,110
Celgene Corporation (a)	31,950	3,232,062
		11,401,746

STRALEM EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.6% (Continued)	Shares	Value
Health Care - 28.5% (Continued)
Health Care Equipment & Supplies - 5.8%
Abbott Laboratories	57,900	$3,599,064
Danaher Corporation	47,000	4,760,160
		8,359,224

Health Care Providers & Services - 3.2%
UnitedHealth Group, Inc.	19,400	4,593,532

Life Sciences Tools & Services - 2.9%
Thermo Fisher Scientific, Inc.	18,150	4,067,597

Pharmaceuticals - 8.6%
Johnson & Johnson	24,550	3,392,565
Merck & Company, Inc.	75,600	4,479,299
Pfizer, Inc.	119,400	4,422,576
		12,294,440

Industrials - 3.2%
Air Freight & Logistics - 3.2%
FedEx Corporation	17,250	4,527,780

Information Technology - 21.8%
Internet Software & Services - 6.5%
Alphabet, Inc. - Class A (a)	4,100	4,847,102
Facebook, Inc. - Class A (a)	23,800	4,447,982
		9,295,084

IT Services - 3.4%
Visa, Inc. - Class A	38,800	4,820,124

Semiconductors & Semiconductor Equipment - 2.5%
Broadcom Ltd.	14,500	3,596,435

Software - 9.4%
Adobe Systems, Inc. (a)	22,300	4,454,648
Microsoft Corporation	49,200	4,674,492
Oracle Corporation	84,400	4,354,196
		13,483,336

STRALEM EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.6% (Continued)	Shares	Value
Materials - 3.3%
Chemicals - 3.3%
DowDuPont, Inc.	63,300	$4,784,214

Telecommunication Services - 3.1%
Diversified Telecommunication Services - 3.1%
AT&T, Inc.	119,000	4,456,550

Utilities - 7.8%
Electric Utilities - 5.1%
Duke Energy Corporation	49,200	3,862,200
PPL Corporation	109,200	3,480,204
		7,342,404

Multi-Utilities - 2.7%
Dominion Energy, Inc.	49,700	3,799,068

Total Common Stocks (Cost $86,029,124)		$136,699,759

MONEY MARKET FUNDS - 4.4%	Shares	Value
Dreyfus Treasury Securities Cash Management Fund - Investor Shares, 0.94% (b) (Cost $6,311,815)	6,311,815	$6,311,815

Total Investments at Value - 100.0% (Cost $92,340,939)		$143,011,574

Other Assets in Excess of Liabilities - 0.0% (c)		49,252

Net Assets - 100.0%		$143,060,826

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of January 31, 2018.
(c)	Percentage rounds to less than 0.1%

See notes to Schedule of Investments.

STRALEM EQUITY FUND

NOTES TO SCHEDULE OF INVESTMENTS

January 31, 2018 (Unaudited)

1. INVESTMENT VALUATION

Stralem Equity Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its listed securities, including common stocks, on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of Ultimus Managers Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$136,699,759	$-	$-	$136,699,759
Money Market Funds	6,311,815	-	-	6,311,815
Total	$143,011,574	$-	$-	$143,011,574

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. As of January 31, 2018, the Fund did not have any transfers between Levels. In addition, the Fund did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of January 31, 2018. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

STRALEM EQUITY FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

2. INVESTMENT TRANSACTIONS

Investment transactions are accounted for on trade date. Realized gains and losses on sales of investments are calculated on a specific identification basis.

3. FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of January 31, 2018:

Cost of portfolio investments	$92,482,404

Gross unrealized appreciation	$50,875,640
Gross unrealized depreciation	(346,470)

Net unrealized appreciation	$50,529,170

The difference between the federal tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4. SECTOR RISK

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s net asset value per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of January 31, 2018, the Fund had 28.5% of the value of its net assets invested in stocks within the Health Care sector.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ultimus Managers Trust

By (Signature and Title)*		/s/ Frank L. Newbauer
Frank L. Newbauer, Secretary
Date	March 15, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ David R. Carson
David R. Carson, Principal Executive Officer of Meehan Focus Fund and Stralem Equity Fund

Date	March 15, 2018

By (Signature and Title)*		/s/ Jennifer L. Leamer
Jennifer L. Leamer, Treasurer

Date	March 15, 2018

*	Print the name and title of each signing officer under his or her signature.